Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 25,258,228	$ 23,239,327
Creditors for sale of assets [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	594,481	601,965
Tax withholdings and collections payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	6,755,148	5,193,979
Payroll and Social Contributions Payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	7,057,226	6,446,491
Withholdings on Payroll Payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	371,236	366,972
Fess to Directors and Syndics [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	221,520	96,834
Value added tax [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	851,232	867,885
Sundry creditors [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	4,447,128	4,097,837
Tax payable [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	3,270,895	3,600,729
Obligations Arising from Contracts with Customers [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,348,700	1,654,612
Retirement payment orders pending settlement [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	90,588	100,941
Other non-financial liabilities [member]
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 250,074	$ 211,082